Staff costs and Directors' emoluments (Tables)	12 Months Ended
Feb. 15, 2018
Text block1 [abstract]
Summary of Staff Costs

	2017 $m	2016 $m	2015 $m
Staff[a]
Costs:
Wages and salaries	583	537	562
Social security costs	33	29	33
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	5	5	5
Defined contribution plans	24	23	28

	645	594	628

Summary of Average Number of Employees
2017		2016		2015
Average number of employees, including part-time employees:
Americas	2,149		2,121		2,082
Europe	813		782		1,041
AMEA	1,454		1,598		1,658
Greater China	294		299		865
Central	1,948		1,787		1,665

	6,658		6,587		7,311

Summary of Director's Emoluments

	2017 $m	2016 $m	2015 $m
Directors’ emoluments
Base salaries, fees, performance payments and benefits	4.9	6.1	7.9